COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 28, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases And Lease Payments for Capital Leases
Minimum future rental payments under these operating and capital leases as of December 28, 2012 are as follows (in thousands):

Fiscal Year	Operating	Capital
2013	$29,120	$571
2014	25,410	228
2015	21,804	—
2016	17,045	—
2017	12,033	—
Thereafter	13,562	—
Total payments	$118,974	799
Less: Amount representing interest		(52)
Present value of minimum lease payments		747
Less: Current portion		(521)
Long term portion		$226

Schedule of Rent Expense
Rent expense under all operating leases was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Rent expense	$11,655	$25,541	$35,489	$33,183